Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Detail) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2018 GBP (£) Employee	Dec. 31, 2017 GBP (£) Employee	Dec. 31, 2016 Employee
Disclosure of Classes of employee benefits expense [line items]
Increase in liabilities | £	£ 40
Average number of full-time equivalent staff | Employee		23,645	19,559	19,863
Impairment charge | £		£ 0	£ 32
Santander UK plc [member]
Disclosure of Classes of employee benefits expense [line items]
Average number of full-time equivalent staff | Employee		22,745	17,759